Expense Example {- Fidelity Series Large Cap Value Index Fund} - 01.31 Fidelity Series Large Cap Value Index Fund Series PRO-10 - Fidelity Series Large Cap Value Index Fund - Fidelity Series Large Cap Value Index Fund
Apr. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none